Capital commitments and contingent liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Commitments to purchase property, plant and equipment	$ 337,000,000.0	$ 206,700,000
Legal proceedings provision	0
Litigations and claims
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities	$ 3,800,000	$ 2,000,000.0